Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Warrants [Abstract]
Warrants
10.	Warrants

Warrants issued concurrent with convertible notes (post-merger warrants):

In connection with the issuance of its convertible debentures, the Company issued 187,500 warrants to the noteholders during the three-month period ended March 31, 2013. The Company accounts for the warrant valuation in accordance with FASB ASC 470-20, Debt with Conversion and Other Options. The Company records the fair value of warrants issued in connection with those instruments. The discount recorded in connection with the warrant valuation is recognized as non-cash interest expense and is amortized over the term of the convertible note. The fair value of the warrants, which amounted to $17,995 has been recognized as beneficial conversion feature and recorded as debt discount during the three-month period ended March 31, 2013.

The fair value of these warrants issued and the significant assumptions used to determine those fair values, using a Black-Scholes option-pricing model are as follows:

Significant assumptions:
Risk-free interest rate at grant date	0.60%-0.85%
Expected stock price volatility	80.00%
Expected dividend payout	-
Expected option life-years	(a)

(a)	All warrants issued expire in 3-5 years.

Warrants issued pursuant to Subscription Agreement

On October 8, 2013, the Company commenced an offering of up to $5,000,000 representing 4,000,000 Units for $1.25 per unit. Each Unit consists of: (i) one share (the "Shares") of Company Common Stock, par value $0.001 per share ("Common Stock") and (ii) a warrant (the "Warrants") to purchase one share of Common Stock (the "Warrant Shares"). The Warrants expire in three years from their issuance date at an exercise price of $2.50 per Warrant Share.

The Company issued 592,000 warrants in connection with such closings during the three-month period ended March 31, 2014.

Warrants issued pursuant to Settlement of Promissory notes

The Company issued 9,375 and 3,125 warrants pursuant to the settlement of certain promissory notes and promissory notes-related party in January 2014. The warrants expire in January 2017 and are exercisable at a price of $2.00 per share.

10.	Warrants

The following table summarizes the changes in warrants outstanding and related prices for the shares of the Company's Common Stock issued to shareholders at December 31, 2013:

Exercise Price	Number Outstanding	Warrants Outstanding Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise price	Number Exercisable	Warrants Exercisable Weighted Average Exercise Price
$1.00-2.50	4,866,000	2.88	$1.89	4,866,000	$1.89

Transactions involving the Company's warrant issuance are summarized as follows:

	Number of Shares	Weighted Average Price Per Share
Outstanding at December 31, 2011	-	$-
Issued - Pre Reverse Merger	1,900,000	2.00
Issued - Post Reverse Merger	825,000	2.00
Exercised	-	-
Expired	-	-
Outstanding at December 31, 2012	2,725,000	2.00
Issued	2,141,000	1.74
Exercised	-	-
Expired	-	-
Outstanding at December 31, 2013	4,866,000	$1.89

Warrants issued for services (pre-merger warrants):

On July 16, 2012, the Company issued warrants to purchase 1,800,000 shares of Common Stock at an exercise price of $2.00 per share or exercisable on a cashless basis. The holder of warrants may opt, at its sole discretion, for a cashless exercise of all or part of the warrants if the market price of the Company's common stock is less than the exercise price or $2.00. The warrants expire five years from the date of grant.

On September 1, 2012, the Company issued warrants to purchase 100,000 shares of Common Stock at an exercise price of $2.00 per share. The warrants expire three years from the date of grant.

Warrants issued concurrent with convertible notes (post-merger warrants):

On October 18, 2012, the Company issued warrants to purchase 525,000 shares of Common Stock at an exercise price of $2.00 per share. The warrants expire three years from the date of issuance. The Company valued the warrants at $50,391 using the Black-Scholes option pricing model and amortizes it over the term of the note.

On November 8, 2012, the Company issued warrants to purchase 275,000 shares of Common Stock at an exercise price of $2.00 per share. The warrants expire three years from the date of issuance. The Company valued the warrants at $26,395 using the Black-Scholes option pricing model and amortizes it over the term of the note.

On December 19, 2012, the Company issued warrants to purchase 25,000 shares of Common Stock at an exercise price of $2.00 per share. The warrants expire three years from the date of issuance. The Company valued the warrants at $2,400 using the Black-Scholes option pricing model and amortizes it over the term of the note.

On January 10, 2013, the Company issued warrants to purchase 37,500 shares of Common Stock at an exercise price of $2.00 per share. The warrants expire three years from the date of issuance. The Company valued the warrants at $3,598 using the Black-Scholes option pricing model and amortizes it over the term of the note.

On January 15, 2013, the Company issued warrants to purchase 25,000 shares of Common Stock at an exercise price of $2.00 per share. The warrants expire three years from the date of issuance. The Company valued the warrants at $2,401 using the Black-Scholes option pricing model and amortizes it over the term of the note.

On January 28, 2013, the Company issued warrants to purchase 62,500 shares of Common Stock at an exercise price of $2.00 per share. The warrants expire three years from the date of issuance. The Company valued the warrants at $5,999 using the Black-Scholes option pricing model and amortizes it over the term of the note.

On February 15, 2013, the Company issued warrants to purchase 18,750 shares of Common Stock at an exercise price of $2.00 per share. The warrants expire three years from the date of issuance. The Company valued the warrants at $1,798 using the Black-Scholes option pricing model and amortizes it over the term of the note.

On March 4, 2013, the Company issued warrants to purchase 18,750 shares of Common Stock at an exercise price of $2.00 per share. The warrants expire three years from the date of issuance. The Company valued the warrants at $1,799 using the Black-Scholes option pricing model and amortizes it over the term of the note.

On March 22, 2013, the Company issued warrants to purchase 18,750 shares of Common Stock at an exercise price of $2.00 per share. The warrants expire three years from the date of issuance. The Company valued the warrants at $1,800 using the Black-Scholes option pricing model and amortizes it over the term of the note.

On March 28, 2013, the Company issued warrants to purchase 6,250 shares of Common Stock at an exercise price of $2.00 per share. The warrants expire three years from the date of issuance. The Company valued the warrants at $600 using the Black-Scholes option pricing model and amortizes it over the term of the note.

On April 4, 2013, the Company issued warrants to purchase 50,000 shares of Common Stock at an exercise price of $2.00 per share. The warrants expire three years from the date of issuance. The Company valued the warrants at $4,799 using the Black-Scholes option pricing model and amortizes it over the term of the note.

On April 17, 2013, the Company issued warrants to purchase 125,000 shares of Common Stock at an exercise price of $2.00 per share. The warrants expire three years from the date of issuance. The Company valued the warrants at $11,998 using the Black-Scholes option pricing model and amortizes it over the term of the note.

On April 18, 2013, the Company issued warrants to purchase 250,000 shares of Common Stock at an exercise price of $2.00 per share. The warrants expire three years from the date of issuance. The Company valued the warrants at $23,996 using the Black-Scholes option pricing model and amortizes it over the term of the note.

On April 18, 2013, the Company issued warrants to purchase 287,500 shares of Common Stock to private placement agent at an exercise price of $2.40 per share. The warrants expire five years from the date of issuance. The Company valued the warrants at $133,277 using the Black-Scholes option pricing model and charged to operations fair value during the year ended December 31, 2013.

On June 21, 2013, the Company issued warrants to purchase 64,500 shares of Common Stock to private placement agent at an exercise price of $2.40 per share. The warrants expire five years from the date of issuance. The Company valued the warrants at $29,900 using the Black-Scholes option pricing model and charged to operations fair value during the year ended December 31, 2013.

On June 25, 2013, the Company issued warrants to purchase 322,500 shares of Common Stock at an exercise price of $2.00 per share. The warrants expire three years from the date of issuance. The Company valued the warrants at $30,955 using the Black-Scholes option pricing model and amortizes it over the term of the note.

On August 8, 2013, the Company entered into an Asset Purchase Agreement and issued the seller warrants to purchase 250,000 shares of Common Stock at an exercise price of $1.00 per share. The warrants expire three years from the date of issuance. The Company valued the warrants at $128,993 using the Black-Scholes option pricing model.

On September 6, 2013, the Company issued warrants to purchase 500,000 shares of Common Stock at an exercise price of $1.00 per share. The warrants expire three years from the date of issuance. The Company valued the warrants at $259,119 using the Black-Scholes option pricing model.

The fair value of these warrants issued and the significant assumptions used to determine those fair values, using a Black-Scholes option-pricing model are as follows:

Significant assumptions:
Risk-free interest rate at grant date	0.60%-0.91%
Expected stock price volatility	80.00%
Expected dividend payout	-
Expected option life-years	(a)

(a)	All warrants issued expire in 3-5 years. The remaining life of the warrants is 2.88 years.

Subscription Agreement

On October 8, 2013, the Company commenced an offering of up to $5,000,000 representing 4,000,000 Units for $1.25 per unit. Each Unit consists of: (i) one share (the "Shares") of Company common stock, par value $0.001 per share ("Common Stock") and (ii) a warrant (the "Warrants") to purchase one share of Common Stock (the "Warrant Shares"). The Warrants may be exercised until October 31, 2016 at an exercise price of $2.50 per Warrant Share.

Through December 31, 2013, the Company issued 104,000 warrants in connection with such closings.